Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Line Items]
Rental income	$ 370	$ 30
Bottom of range [member]
Leases [Line Items]
Lease term	3 years
Top of range [member]
Leases [Line Items]
Lease term	5 years